Valuation adjustments (Tables)	12 Months Ended
Dec. 31, 2018
Valuation adjustments
Schedule of breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets

	12/31/2017				12/31/2018
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	2,784	(849)	1,935	164,947	930	(2,156)	(1,226)	154,483
Equity instruments	23	(26)	(3)	795	—	(13)	(13)	535

Schedule of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2016	(538)	10	(528)
Valuation adjustments	(3,453)	(52)	(3,505)
Amounts reclassified to consolidated income statement	(120)	—	(120)
Income taxes	1,158	16	1,174
Balance at December 31, 2016	(2,953)	(26)	(2,979)
Valuation adjustments	1,935	(3)	1,932
Amounts reclassified to consolidated income statement	(9)	—	(9)
Income taxes	(478)	1	(477)
Balance at December 31, 2017	(1,505)	(28)	(1,533)
Adjustments on initial adoption of IFRS 9
Reclassification from Available-for-sale to Amortized cost	1,601	—	1,601
Allowance for impairment losses	13	—	13
Balance at January 1, 2018 as restated	109	(28)	81
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments (Note 3.6)	—	17	17
Valuation adjustments	(1,226)	(13)	(1,239)
Amounts reclassified to consolidated income statement	69	—	69
Allowance for impairment losses	2	—	2
Income taxes	371	4	375
Balance at December 31, 2018	(675)	(20)	(695)

Schedule of breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges

	2017	2018

Accumulated (loss)/gain on cash flow hedges	302	(315)
Accumulated gain related to discontinued cash flow hedges (Note 12)	54	25
Balance at December 31,	356	(290)